Artisan Global Discovery Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	65 Months Ended	100 Months Ended	123 Months Ended	129 Months Ended	161 Months Ended	173 Months Ended	189 Months Ended	207 Months Ended	217 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				13.24%		11.34%	10.39%	11.21%	9.80%	9.94%	9.07%	7.12%
Investor
Prospectus [Line Items]
Average Annual Return, Percent		11.80%	3.87%		12.20%
Performance Inception Date	Aug. 21, 2017
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.37%	2.58%		11.24%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.03%	2.92%		9.96%
Investor | MSCI ACWI (All Country World Index) Small Mid Cap Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.29%	7.28%		8.44%
Investor | MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%		11.48%
Advisor
Prospectus [Line Items]
Average Annual Return, Percent		11.89%	3.97%		9.92%
Performance Inception Date	Feb. 03, 2020
Advisor | MSCI ACWI (All Country World Index) Small Mid Cap Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.29%	7.28%		9.13%
Advisor | MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%		12.37%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		12.12%	4.19%		10.13%
Performance Inception Date	Feb. 03, 2020
Institutional | MSCI ACWI (All Country World Index) Small Mid Cap Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.29%	7.28%		9.13%
Institutional | MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%		12.37%